UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23439

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ETF Opportunities Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Opportunistic Trader ETF

ITEM 1.(a).    Reports to Stockholders.

ANNUAL SHAREHOLDER REPORT DECEMBER 31, 2025
OPPORTUNISTIC TRADER ETF
TICKER: WZRD (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the Opportunistic Trader ETF for the period of June 25, 2025 (inception) to December 31, 2025. You can ﬁnd additional information about the Fund at opportunistictraderetf.com. You can also contact us at (855) 994-4773.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OPPORTUNISTIC TRADER ETF	$49[1]	0.99%[2]

1 Costs are for the period of June 25, 2025 to December 31, 2025. Costs for a full annual period would be higher.

2 Annualized.

How did the Fund perform during the period?

•   For the period of June 25, 2025 (inception) to December 31, 2025, the Opportunistic Trader ETF (the “Fund”) returned -8.26%.

•   In comparison, the S&P 500® Index returned 13.07% for the same period.

What key factors affected the Fund’s performance?

•   US equity markets rose in the 2nd half of 2025, led by the “Magnificent 7” and megacap technology stocks. The performance of the US benchmark was strongest in Communication Services and Information technology sectors during said period. These sectors benefitted from the return contributions of the aforementioned “Mag 7” stocks.

•   The Fund underperformed the benchmark’s gains in the 2nd half of 2025, due to a bearish outlook of overall markets, specifically in the frothy technology sector, which continues to rally on speculation of parabolic growth within Ai technology –fueled by which company can commit the most capital expenditures to the new, questionably profitable tech.

Cumulative Performance

(based on a hypothetical $10,000 investment)

OPPORTUNISTIC TRADER ETF - $9,174
S&P 500® Index - $11,307
$14,000
$12,000
$10,000
$8,000
6/25/25*
6/30/25
7/31/25
8/31/25
9/30/25
10/31/25
11/30/25
12/31/25

* Inception

Annual Performance
Total Return Since Inception (06/25/25)
OPPORTUNISTIC TRADER ETF	-8.26%
S&P 500® Index	13.07%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit opportunistictraderetf.com.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

OPPORTUNISTIC TRADER ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2025)
Fund Net Assets	$15,175,631
Number of Holdings	38
Total Net Advisory Fee	$93,840
Portfolio Turnover Rate	27,916%

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Sector Breakdown

Portfolio Composition
US Treasury Bills	78.87%
Options Purchased	2.57%
Common Stocks	1.34%
Exchange Traded Funds	0.07%
Options Written	-6.47%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit opportunistictraderetf.com.

OPPORTUNISTIC TRADER ETF Tailored Shareholder Report

ITEM 1.(b).    Not applicable.

ITEM 2.       CODE OF ETHICS.

(a)      The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)      There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)      The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)      Not applicable.

(f)       The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)   The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  Not applicable.

(a)(3)  At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,500 for 2025 and $0 for 2024.

(b)      Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c)      Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2025 and $0 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d)      All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $0 for 2024.

(e)(1)   Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)      NA

(c)      0%

(d)      NA

(f)       The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)      The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h)      Not applicable.

(i)       Not applicable.

(j)       Not applicable.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)      The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)      Not applicable.

ITEM 6.       INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

OPPORTUNISTIC TRADER ETF

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Period Ended December 31, 2025*

*   The Fund commenced operations June 25, 2025.

OPPORTUNISTIC TRADER ETF
Schedule of Investments	December 31, 2025
		Shares	Value
1.34%	COMMON STOCKS

0.28%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	182	$42,009

1.06%	INFORMATION TECHNOLOGY
	Apple, Inc.	145	39,420
	Microsoft Corp.	182	88,019
	Nvidia Corp.	178	33,197
			160,636

1.34%	TOTAL COMMON STOCKS
	(Cost: $203,879)		202,645

0.07%	EXCHANGE TRADED FUNDS

0.07%	TREASURY FUNDS
	US Treasury 3 Month Bill ETF	200	9,976

0.07%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $9,983)		9,976

		Principal	Value
78.87%	US TREASURY BILLS
	US Treasury Bill 01/29/2026 3.34%	$12,000,000	$11,968,272

78.87%	TOTAL US TREASURY BILLS
	(Cost: $11,965,382)		11,968,272

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  December 31, 2025

OPPORTUNISTIC TRADER ETF
Schedule of Investments - continued	December 31, 2025
2.57%	OPTIONS PURCHASED(A)(B)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.94%	CALL OPTIONS
	SPDR Gold Shares	400	$15,852,400	$404.00	01/02/2026	$2,400
	SPDR Gold Shares	350	13,870,850	410.00	01/02/2026	700
	Invesco QQQ Trust Series	1,000	61,431,000	620.00	01/02/2026	31,000
	Invesco QQQ Trust Series	1,000	61,431,000	621.00	01/02/2026	18,000
	Invesco QQQ Trust Series	1,000	61,431,000	626.00	01/02/2026	2,000
	iShares Silver Trust	450	2,898,900	71.50	01/02/2026	3,150
	S&P 500® Index	100	68,455,000	6,890.00	01/02/2026	37,200
	S&P 500® Index	150	102,682,500	6,900.00	01/02/2026	32,250
	S&P 500® Index	200	136,910,000	6,930.00	01/02/2026	7,000
	S&P 500® Index	50	34,227,500	6,935.00	01/02/2026	1,250
	S&P 500® Index	320	219,056,000	6,940.00	01/02/2026	6,400
	S&P 500® Index	200	136,910,000	7,000.00	01/02/2026	2,000
	TOTAL CALL OPTIONS
	(Cost: $479,370)					143,350

1.63%	PUT OPTIONS
	SPDR Gold Shares	200	7,926,200	395.00	01/02/2026	25,000
	Invesco QQQ Trust Series	800	49,144,800	611.00	01/02/2026	81,600
	Invesco QQQ Trust Series	425	26,108,175	614.00	01/02/2026	81,600
	iShares Silver Trust	25	161,050	64.00	01/02/2026	2,575
	S&P 500® Index	90	61,609,500	6,820.00	01/02/2026	56,700
	TOTAL PUT OPTIONS
	(Cost: $135,215)					247,475

2.57%	TOTAL OPTIONS PURCHASED
	(Cost: $614,585)					390,825

82.85%	TOTAL INVESTMENTS
	(Cost: $12,793,829)					12,571,718
17.15%	Other assets, net of liabilities					2,603,913
100.00%	NET ASSETS					$15,175,631

(A)    Non-income producing.

(B)    All or a portion of the security is held as collateral for options written.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  December 31, 2025

OPPORTUNISTIC TRADER ETF
Schedule of Options Written	December 31, 2025
(6.47%)	OPTIONS WRITTEN(A)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(2.51%)	CALL OPTIONS
	SPDR Gold Shares	200	$(7,926,200)	$398.00	01/02/2026	$(20,200)
	SPDR Gold Shares	350	(13,870,850)	399.00	01/02/2026	(23,450)
	Invesco QQQ Trust Series	1,000	(61,431,000)	617.00	01/02/2026	(107,000)
	Invesco QQQ Trust Series	2,000	(122,862,000)	624.00	01/02/2026	(6,000)
	iShares Silver Trust	450	(2,898,900)	67.00	01/02/2026	(17,100)
	S&P 500® Index	50	(34,227,500)	6,860.00	01/02/2026	(68,650)
	S&P 500® Index	150	(102,682,500)	6,880.00	01/02/2026	(90,000)
	S&P 500® Index	320	(219,056,000)	6,910.00	01/02/2026	(37,760)
	S&P 500® Index	100	(68,455,000)	6,920.00	01/02/2026	(6,400)
	S&P 500® Index	400	(273,820,000)	6,950.00	01/02/2026	(4,000)
	TOTAL CALL OPTIONS					(380,560)
	(Premiums Received: $698,711)

(3.96%)	PUT OPTIONS
	SPDR Gold Shares	200	(7,926,200)	400.00	01/02/2026	(81,400)
	Invesco QQQ Trust Series	800	(49,144,800)	615.00	01/02/2026	(190,400)
	Invesco QQQ Trust Series	425	(26,108,175)	618.00	01/02/2026	(179,775)
	iShares Silver Trust	25	(161,050)	69.00	01/02/2026	(11,750)
	S&P 500® Index	90	(61,609,500)	6,850.00	01/02/2026	(137,700)
	TOTAL PUT OPTIONS					(601,025)
	(Premiums Received: $345,937)

(6.47%)	TOTAL OPTIONS WRITTEN					$(981,585)
	(Premiums Received: $1,044,648)

(A)    Non-income producing.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  December 31, 2025

OPPORTUNISTIC TRADER ETF
Statement of Assets and Liabilities	December 31, 2025
ASSETS
Investments at value(1) (Note 1)	$12,571,718
Cash at brokers	4,936,246
Cash	2,511,895
TOTAL ASSETS	20,019,859
LIABILITIES
Options written at value(2) (Note 1)	981,585
Payable for securities purchased	3,624,772
Payable for capital stock redeemed	224,288
Accrued advisory fees	13,583
TOTAL LIABILITIES	4,844,228
NET ASSETS	$15,175,631
Net Assets Consist of:
Paid-in capital	$16,583,333
Distributable earnings (accumulated deficits)	(1,407,702)
Net Assets	$15,175,631
NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	670,000
Net Asset Value and Offering Price Per Share	$22.65
(1) Identified cost of:	$12,793,829
(2) Premiums received of:	$1,044,648

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

OPPORTUNISTIC TRADER ETF
Statement of Operations	Period Ended December 31, 2025*
INVESTMENT INCOME
Interest	$259,150
Total investment income	259,150
EXPENSES
Investment advisory fees (Note 2)	93,840
Net expenses	93,840
Net investment income (loss)	165,310
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(1,199,733)
Net realized gain (loss) on options purchased	(14,769,454)
Net realized gain (loss) on options written	15,098,399
Net realized gain (loss) on short positions	(367,452)
Total net realized gain (loss) on investments, options purchased, options written and short positions	(1,238,240)
Net change in unrealized appreciation (depreciation) of investments	1,650
Net change in unrealized appreciation (depreciation) of options purchased	(223,761)
Net change in unrealized appreciation (depreciation) of options written	63,063
Total net change in unrealized appreciation (depreciation) of investments, options purchased and options written	(159,048)
Net realized and unrealized gain (loss)	(1,397,288)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,231,978)

(1)   Includes realized gains (losses) as a result of in-kind transactions (Note 3).

*   The Fund commenced operations on June 25, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

OPPORTUNISTIC TRADER ETF
Statement of Changes in Net Assets
Period Ended December 31, 2025*
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$165,310
Net realized gain (loss) on investments, options purchased, options written and short positions	(1,238,240)
Net change in unrealized appreciation (depreciation) of investments, options purchased and options written	(159,048)
Increase (decrease) in net assets from operations	(1,231,978)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(190,002)
Decrease in net assets from distributions	(190,002)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	28,091,381
Shares redeemed	(11,493,770)
Increase (decrease) in net assets from capital stock transactions	16,597,611
NET ASSETS
Increase (decrease) during period	15,175,631
Beginning of period	—
End of period	$15,175,631

*   The Fund commenced operations on June 25, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

OPPORTUNISTIC TRADER ETF
Financial Highlights	Selected Per Share Data Throughout The Period
Period Ended December 31, 2025*
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.23
Net realized and unrealized gain (loss) on investments	(2.29)
Total from investment activities	(2.06)
Distributions
Net investment income	(0.25)
Realized gains	(0.04)
Total distributions	(0.29)
Net asset value, end of period	$22.65
Total Return(2)	(8.26%)
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	0.99%
Net investment income (loss)	1.74%
Portfolio turnover rate(4)	27,916%
Net assets, end of period (000’s)	$15,176

(1)   Per share amounts calculated using the average shares outstanding during the period.

(2)   Total return is for the period indicated and has not been annualized.

(3)   Ratios to average net assets have been annualized.

(4)   Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

*   The Fund commenced operations on June 25, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements	December 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Opportunistic Trader ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on June 25, 2025.

The Fund’s investment objective is to seek total return.

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies”, are used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of

FINANCIAL STATEMENTS  |  December 31, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	December 31, 2025

the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS  |  December 31, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	December 31, 2025

The following is a summary of the level of inputs used to value the Fund’s investments as of December 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$202,645	$—	$—	$202,645
Exchange Traded Funds	9,976	—	—	9,976
US Treasury Bills	—	11,968,272	—	11,986,272
Options Purchased	390,825	—	—	390,825
	$603,446	$11,968,272	$—	$12,571,718
Liabilities
Options Written	$(981,585)	$—	$—	$(981,585)
	$(981,585)	$—	$—	$(981,585)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the period ended December 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS  |  December 31, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	December 31, 2025

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the period ended December 31, 2025, such reclassifications were attributable primarily to the tax treatment associated with redemptions in-kind:

Paid-in capital	$(14,278)
Distributable earnings	14,278

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended

FINANCIAL STATEMENTS  |  December 31, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	December 31, 2025

to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
OPPORTUNISTIC TRADER ETF	10,000	$250	$226,500

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant

FINANCIAL STATEMENTS  |  December 31, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	December 31, 2025

agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss will be remote.

Derivatives

The Fund derivative investments may include, among other instruments: (i) options; (ii) volatility-linked ETFs; and (iii) volatility-linked exchange-traded notes (“ETNs”). These derivatives will be used to hedge risks associated with the Fund’s other portfolio investments. The Fund may also use derivatives to create income by writing covered call options. In writing covered calls, the Fund sells an option on a security that the Fund owns in exchange for a premium (i.e., income). FLEX Options, whose customized exercise prices and expiration dates allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. As a result of the Funds’ use of derivatives, each Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may exceed the amount of assets invested in the Fund, although these exposures may vary over time. The Fund has adopted policies and procedures pursuant to Rule 18f-4 of the Act 1940 relating to the use of derivatives.

FINANCIAL STATEMENTS  |  December 31, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	December 31, 2025

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Description
Options Purchased	$390,825	$—	$390,825	$(390,825)	$—	$—

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities			Net Amount
				Financial Instruments	Collateral Pledged
Description
Options Written	$(981,585)	$—	$(981,585)	$390,825	$590,760	*	$—

*  The collateral amount shown here is limited to the liability balance. Total collateral balances are shown on the Statement of Assets and Liabilities.

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

FINANCIAL STATEMENTS  |  December 31, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	December 31, 2025

The following are the derivatives, whose underlying risk exposure is equity price risk, were held by the Fund on December 31, 2025.

Derivative	Value Asset Derivatives
Call Options Purchased	$143,350
Put Options Purchased	247,475
	$390,825	*
Derivative	Value Liability Derivatives
Call Options Written	$(380,560)
Put Options Written	(601,025)
$(981,585)**

*  Statement of Assets and Liabilities location: Investments at value.

** Statement of Assets and Liabilities location: Options written at value.

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the period ended December 31, 2025 is as follows:

	Realized Gain (Loss) on Derivatives*	Change in Unrealized Appreciation (Depreciation) of Derivatives**
Call Options Purchased	$(1,635,388)	$(336,021)
Put Options Purchased	(13,134,066)	112,260
	$(14,769,454)	$(223,761)
Call Options Written	$(821,382)	$318,151
Put Options Written	15,919,781	(255,088)
	$15,098,399	$63,063

*  Statement of Operations location: Net realized gain (loss) on options purchased and options written, respectively.

** Statement of Operations location: Net change in unrealized appreciation (depreciation) of options purchased and options written, respectively.

The following indicates the average monthly volume for the period:

Average Notional Value of:
Options purchased	$658,919,754
Options written	(602,902,089)

FINANCIAL STATEMENTS  |  December 31, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	December 31, 2025

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Adviser assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Adviser pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.99%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

The Advisor has retained OT Advisors, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor furnishes an investment program for the Fund and manages the investment operations and composition of the Fund. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s average daily net assets, at an annual rate of 0.92%.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund.

FINANCIAL STATEMENTS  |  December 31, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	December 31, 2025

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. For its services Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr. and Robert Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for its service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS  |  December 31, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	December 31, 2025

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the period ended December 31, 2025, were as follows:

Purchases	Sales
$219,970,511	$194,983,436

The above amounts include the following:

Proceeds from short sales	$48,265,997
Payments to close short sales	48,166,997

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended December 31, 2025, were as follows:

Purchases	Sales	Realized Gains
$2,718,687	$967,786	$6,617

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The tax character of distributions paid during the period ended December 31, 2025 were as follows:

Distributions paid from:
Ordinary income	$165,244
Realized gains	24,758
$190,002

FINANCIAL STATEMENTS  |  December 31, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	December 31, 2025

As of December 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$66
Other accumulated losses	(1,287,113)
Net unrealized appreciation (depreciation) on investments	(120,655)
$(1,407,702)

As of December 31, 2025, the Fund had outstanding straddle loss deferrals of $130,663. Under current law, post October capital losses may be deferred and treated as occurring on the first business day of the Fund’s following fiscal year, January 1, 2026. The Fund elected to defer post October capital losses of $1,156,450, of which $680,414 is considered short term and $476,036 is considered long term.

Cost of securities, including written options for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$11,710,788	$733,718	$(854,753)	$(120,655)

The difference between book basis and tax basis accumulated appreciation (depreciation) is attributable primarily to the deferral of wash sales losses and differences in marked-to-market adjustments on options written.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Cboe BZX Exchange (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process

FINANCIAL STATEMENTS  |  December 31, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	December 31, 2025

by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period Ended December 31, 2025
Shares sold	1,120,000
Shares redeemed	(450,000)
Net increase (decrease)	670,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of December 31, 2025, 78.87% of the value of the net assets of the Fund were invested in US Treasury Bills.

FINANCIAL STATEMENTS  |  December 31, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	December 31, 2025

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

OPPORTUNISTIC TRADER ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Opportunistic Trader ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and options written, of Opportunistic Trader ETF (the “Fund”), a series of ETF Opportunities Trust, as of December 31, 2025, and the related statements of operations and changes in net assets and the financial highlights for the period June 25, 2025 (commencement of operations) through December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations, the changes in net assets and the financial highlights for the period June 25, 2025 through December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities

FINANCIAL STATEMENTS  |  December 31, 2025

OPPORTUNISTIC TRADER ETF
Report of Independent Registered Public Accounting Firm - continued

owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Tuttle Capital Management, LLC since 2019.

COHEN & COMPANY, LTD.

Cleveland, Ohio
March 2, 2026

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

OPPORTUNISTIC TRADER ETF
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because Opportunistic Trader, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

ITEM 8.        CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.       REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.        STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.       PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.       CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.       RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.       EXHIBITS.

(a)(1)      Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)     Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant – Not applicable.

(b)        Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 9, 2026

*   Print the name and title of each signing officer under his or her signature.